Property, plant and equipment - Disposal of property, plant and equipment (Details) - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Gain on Warranty	$ 920	$ 0
Gain on disposal of property, plant and equipment	838	10
Mining hardware
Disclosure of detailed information about property, plant and equipment [line items]
Gain on disposal of property, plant and equipment	$ (82)	$ 10